Receivables	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Receivables [Abstract]
RECEIVABLES

NOTE 4—RECEIVABLES

At June 30, 2020 and December 31, 2019, receivables consisted of the following:

	June 30, 2020	December 31, 2019
Credit card payments in process of settlement	$997,475	$406,838
Vendor rebates receivable	2,694,078	1,380,369
Trade receivables from customers	172,051	695,249
Total receivables	3,863,604	2,482,456
Allowance for doubtful accounts	(14,614)	(29,001)
Accounts receivable, net	$3,848,990	$2,453,455

NOTE 4—RECEIVABLES

At December 31, 2019 and 2018, receivables consisted of the following:

	December 31, 2019	December 31, 2018
Credit card payments in process of settlement	$406,838	$-
Vendor rebates receivable	1,380,369	-
Trade receivables from customers	695,249	578,569
Total receivables	2,482,456	578,569
Allowance for doubtful accounts	(29,001)	(29,001)
Accounts receivable, net	$2,453,455	$549,568